Dividends (Tables)	6 Months Ended
Jun. 30, 2024
Dividends1 [Abstract]
Summary of dividends declared and paid	The following table summarizes the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 15, 2023	$0.875	£0.6844	March 1, 2024	March 28, 2024	47,221	$41,319
April 10, 2024	$0.290	£0.2283	May 24, 2024	June 28, 2024	47,063	13,648
Paid during the six months ended June 30, 2024						$54,967

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 14, 2022	$0.875	£0.7220	March 3, 2023	March 28, 2023	47,869	$41,885
March 21, 2023	$0.875	£0.6860	May 26, 2023	June 30, 2023	48,165	42,144
Paid during the six months ended June 30, 2023						$84,029
May 9, 2023	$0.875	£0.7040	September 1, 2023	September 29, 2023	48,157	$42,137
September 1, 2023	$0.875	£0.6840	December 1, 2023	December 29, 2023	47,857	41,875
Paid during the year ended December 31, 2023						$168,041